Document and Entity Information	Jan. 15, 2026
Cover [Abstract]
Entity Registrant Name	ACCURAY INC
Amendment Flag	false
Entity Central Index Key	0001138723
Document Type	8-K
Document Period End Date	Jan. 15, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-33301
Entity Tax Identification Number	20-8370041
Entity Address, Address Line One	1240 Deming Way
Entity Address, City or Town	Madison
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53717-1954
City Area Code	608
Local Phone Number	824-2800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ARAY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false